The Gabelli Global Mini Mites Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace and Defense — 3.0%
2,500	Avio SpA	$31,598
800	CPI Aerostructures Inc.†	1,800

		33,398

	Automotive: Parts and Accessories — 7.2%
63,000	Opus Group AB	40,949
400	Smart Eye AB†	2,867
1,200	Strattec Security Corp.	17,364
5,000	Uni-Select Inc.	18,155

		79,335

	Broadcasting — 1.3%
3,000	Beasley Broadcast Group Inc., Cl. A	5,550
5,000	Corus Entertainment Inc., Cl. B	8,918

		14,468

	Building and Construction — 1.5%
4,000	Armstrong Flooring Inc.†	5,720
1,000	Gencor Industries Inc.†	10,500

		16,220

	Business Services — 4.7%
400	Data Respons ASA	1,847
7,000	Diebold Nixdorf Inc.†	24,640
14,000	Huntsworth plc	18,520
12,000	Internap Corp.†	372
2,200	MoneyGram International Inc.†	2,882
7,000	Trans-Lux Corp.†	3,903

		52,164

	Computer Software and Services — 10.0%
2,200	A10 Networks Inc.†	13,662
5,000	Alithya Group Inc., Cl. A†	8,800
1,200	Asetek A/S†	3,919
6,700	Avid Technology Inc.†	45,091
5,000	GTY Technology Holdings Inc.†	22,600
70,000	Pacific Online Ltd.	11,828
600	Rubicon Technology Inc.†	4,506
3,000	RumbleON Inc., Cl. B†	627

		111,033

	Consumer Products — 2.4%
1,200	Lifetime Brands Inc.	6,780
500	Nobility Homes Inc.	11,050
71,000	Playmates Holdings Ltd.	8,792

		26,622

	Diversified Industrial — 5.3%
7,000	Ampco-Pittsburgh Corp.†	17,500
1,500	Core Molding Technologies Inc.†	2,310
31,000	Fluence Corp. Ltd.†	5,720
268	Graham Corp.	3,457
300	Lawson Products Inc.†	8,016

Shares		Market Value
2,000	Myers Industries Inc.	$21,500

		58,503

	Energy and Utilities — 0.5%
2,000	KLX Energy Services Holdings Inc.†	1,400
3,600	Mitcham Industries Inc.†	4,500

		5,900

	Entertainment — 1.1%
2,018	Reading International Inc., Cl. A†	7,850
100	Xilam Animation SA†	3,860

		11,710

	Equipment and Supplies — 1.4%
800	The Eastern Co.	15,600

	Financial Services — 0.5%
1,000	Steel Partners Holdings LP†	5,423

	Financials — 0.5%
600	BKF Capital Group Inc.†	6,081

	Food and Beverage — 2.4%
3,000	Farmer Brothers Co.†	20,880
100	Nathan’s Famous Inc.	6,100

		26,980

	Health Care — 11.0%
60,000	Achaogen Inc.†	672
400	Cutera Inc.†	5,224
3,000	IntriCon Corp.†	35,310
1,900	IRRAS AB†	1,145
5,000	National Veterinary Care Ltd.	11,379
4,000	Oncimmune Holdings plc†	2,435
1,750	Option Care Health Inc.†	16,573
3,200	Owens & Minor Inc.	29,280
2,200	Paratek Pharmaceuticals Inc.†	6,930
4,000	RTI Surgical Holdings Inc.†	6,840
1,300	Tristel plc	6,741

		122,529

	Hotels and Gaming — 12.9%
3,000	Canterbury Park Holding Corp.	31,170
4,000	Cherry AB, Cl. B†(a)	35,178
19,751	Dover Motorsports Inc.	24,689
5,500	Full House Resorts Inc.†	6,875
26,000	Funcom Se†	42,489
800	Inspired Entertainment Inc.†	2,704

		143,105

	Machinery — 6.2%
800	Astec Industries Inc.	27,976
1,300	L.B. Foster Co., Cl. A†	16,068
2,000	The L.S. Starrett Co., Cl. A†	6,480

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The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
2,600	Twin Disc Inc.†	$18,148

		68,672

	Paper and Forest Products — 4.2%
9,000	Canfor Corp.†	46,685

	Real Estate — 5.2%
7,400	Atrium European Real Estate Ltd.	22,118
806	Griffin Industrial Realty Inc.	26,356
5,000	Trinity Place Holdings Inc.†	9,100

		57,574

	Retail — 0.1%
1,800	Tuesday Morning Corp.†	1,036

	Specialty Chemicals — 3.5%
8,000	Treatt plc	38,753

	Telecommunications — 10.6%
700	Bittium Oyj	3,393
13,000	Communications Systems Inc.	57,980
5,000	Consolidated Communications Holdings Inc.	22,750
5,300	EXFO Inc.†	14,098
5,000	HC2 Holdings Inc.†	7,750
800	Nuvera Communications Inc.	11,840

		117,811

	Wireless Telecommunications Services — 4.5%
22,877	NII Holdings Inc., Escrow†	49,643

	TOTAL COMMON STOCKS	1,109,245

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
1,900	IRRAS AB, expire 04/09/20†	$10

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	194

	TOTAL INVESTMENTS — 100.0% (Cost $1,626,322)	$1,109,449

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

Geographic Diversification	% of Market Value	Market Value
United States	65.3%	$724,779
Europe	23.1	256,015
Canada	8.7	96,656
Asia/Pacific	2.9	31,999

	100.0%	$1,109,449

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